Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 54,700	$ 41,747
Impairment of property, plant and equipment	(7)	(202)	$ (546)
Ending balance	54,419	54,700	41,747
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	195,807	182,759
Additions	8,656	16,696
Disposals	(8,260)	(6,848)
Transfer	43	28
Exchange differences	(17,302)	3,172
Ending balance	178,944	195,807	182,759
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(141,107)	(141,012)
Depreciation charge for the year	(4,590)	(4,575)
Impairment of property, plant and equipment	(7)	(202)
Disposals	8,179	6,790
Transfer	(42)	(56)
Exchange differences	13,042	(2,052)
Ending balance	(124,525)	(141,107)	(141,012)
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,872	6,838
Ending balance	6,016	6,872	6,838
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,872	6,838
Exchange differences	(856)	34
Ending balance	6,016	6,872	6,838
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,631	13,673
Ending balance	12,084	13,631	13,673
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	52,116	50,543
Disposals	(37)
Transfer	(45)	680
Exchange differences	(3,942)	893
Ending balance	48,092	52,116	50,543
Buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(38,485)	(36,870)
Depreciation charge for the year	(993)	(962)
Disposals	36
Transfer	45
Exchange differences	3,389	(653)
Ending balance	(36,008)	(38,485)	(36,870)
Building improvement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,480	2,566
Ending balance	2,006	2,480	2,566
Building improvement [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,336	7,030
Additions	6	138
Disposals		(31)
Transfer	108	152
Exchange differences	(613)	47
Ending balance	6,837	7,336	7,030
Building improvement [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(4,856)	(4,464)
Depreciation charge for the year	(403)	(384)
Disposals		21
Exchange differences	428	(29)
Ending balance	(4,831)	(4,856)	(4,464)
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,721	13,737
Ending balance	14,240	12,721	13,737
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	100,265	103,869
Additions	406	239
Disposals	(7,232)	(6,129)
Transfer	4,523	1,157
Exchange differences	(9,798)	1,129
Ending balance	88,164	100,265	103,869
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(87,544)	(90,132)
Depreciation charge for the year	(2,184)	(2,301)
Impairment of property, plant and equipment	(5)	(198)
Disposals	7,170	6,128
Exchange differences	8,639	(1,041)
Ending balance	(73,924)	(87,544)	(90,132)
Motor vehicle and other asset [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,112	2,347
Ending balance	1,801	2,112	2,347
Motor vehicle and other asset [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,969	6,009
Additions	374	265
Disposals	(517)	(483)
Transfer	88	115
Exchange differences	(438)	63
Ending balance	5,476	5,969	6,009
Motor vehicle and other asset [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,857)	(3,662)
Depreciation charge for the year	(504)	(514)
Disposals	505	438
Transfer	(87)	(56)
Exchange differences	268	(63)
Ending balance	(3,675)	(3,857)	(3,662)
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,223	1,208
Ending balance	1,460	1,223	1,208
Office equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,588	7,092
Additions	761	363
Disposals	(474)	(205)
Transfer	11	17
Exchange differences	(339)	321
Ending balance	7,547	7,588	7,092
Office equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(6,365)	(5,884)
Depreciation charge for the year	(506)	(414)
Impairment of property, plant and equipment	(2)	(4)
Disposals	468	203
Exchange differences	318	(266)
Ending balance	(6,087)	(6,365)	(5,884)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	15,661	1,378
Ending balance	16,812	15,661	1,378
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	15,661	1,378
Additions	7,109	15,691
Transfer	(4,642)	(2,093)
Exchange differences	(1,316)	685
Ending balance	$ 16,812	$ 15,661	$ 1,378